UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02575

Morgan Stanley Liquid Asset Fund Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue,

New York, New York 10036

(Address of principal executive offices)(Zip code)

Kevin Klingert

522 Fifth Avenue,

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: August 31, 2014

Date of reporting period: November 30, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ November 30, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (32.5%)
$150,000	ABN Amro Securities LLC, (dated 11/29/13; proceeds $150,001,125; fully collateralized by various U.S. Government Agencies, 3.00% - 5.00% due 07/01/20 - 02/01/43; valued at $154,517,425)	0.09%		12/02/13	$150,000,000
150,000	Bank of Montreal, (dated 11/27/13; proceeds $150,002,333; fully collateralized by various U.S. Government Agencies, 2.50% - 5.50% due 10/01/27 - 11/01/43; valued at $154,530,181)	0.08		12/04/13	150,000,000
155,000	Bank of Nova Scotia, (dated 09/13/13; proceeds $155,279,000; fully collateralized by various U.S. Government Agencies, 3.00% - 4.00% due 02/01/26 - 06/01/43; valued at $159,936,366) (Demand 12/06/13)	0.18	(a)	09/08/14	155,000,000
130,000	Bank of Nova Scotia, (dated 01/07/13; proceeds $130,247,000; fully collateralized by various U.S. Government Agencies, 3.00% - 4.50% due 02/01/26 - 06/01/43; valued at $134,077,887) (Demand 12/06/13)	0.19	(a)	01/02/14	130,000,000
35,000	Bank of Nova Scotia, (dated 03/06/13; proceeds $35,070,583; fully collateralized by various U.S. Government Agencies, 3.00% - 4.50% due 02/01/26 - 06/01/43; valued at $36,039,841) (Demand 12/06/13)	0.20	(a)	03/04/14	35,000,000
105,000	Bank of Nova Scotia, (dated 03/15/13; proceeds $105,210,000; fully collateralized by various U.S. Government Agencies, 2.50% - 4.50% due 10/01/25 - 07/01/43, and by a U.S. Government Obligation, 3.63% due 08/15/19; valued at $107,997,347) (Demand 12/06/13)	0.20	(a)	03/10/14	105,000,000
46,000	BNP Paribas Securities Corp., (dated 09/03/13; proceeds $46,005,750; fully collateralized by various U.S. Government Agencies, 1.63% - 5.50% due 11/01/17 - 04/01/43; valued at $47,380,000)	0.05		12/02/13	46,000,000
100,000	BNP Paribas Securities Corp., (dated 10/07/13; proceeds $100,013,333; fully collateralized by various U.S. Government Agencies, 0.88% - 6.19% due 08/01/18 - 08/01/43; valued at $103,000,000)	0.08		12/06/13	100,000,000
37,500	BNP Paribas Securities Corp., (dated 11/15/13; proceeds $37,502,583; fully collateralized by various U.S. Government Agencies, 1.63% - 6.50% due 03/01/15 - 08/20/43; valued at $38,625,000) (Demand 12/06/13)	0.08	(a)	12/16/13	37,500,000
26,670	BNP Paribas Securities Corp., (dated 11/29/13; proceeds $26,670,200; fully collateralized by various U.S. Government Agencies, 3.35% - 3.51% due 01/01/40 - 12/01/43; valued at $27,505,568)	0.09		12/02/13	26,670,000
100,000	BNP Paribas Securities Corp., (dated 11/29/13; proceeds $100,001,750; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,001,870)	0.21		12/02/13	100,000,000

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ November 30, 2013 (unaudited) continued

200,000	BNP Paribas Securities Corp., (dated 11/27/13; proceeds $200,136,111; fully collateralized by various Common Stocks and a Preferred Stock; valued at $210,093,157)	0.35		02/05/14	200,000,000
50,000	Deutsche Bank Securities, Inc., (dated 11/29/13; proceeds $50,000,583; fully collateralized by various U.S. Government Obligations, 0.63% due 08/15/16 - 10/15/16; valued at $50,972,294)	0.06		12/06/13	50,000,000
75,000	Goldman Sachs & Co., (dated 11/27/13; proceeds $75,001,021; fully collateralized by various U.S. Government Agencies, 4.50% - 5.00% due 07/01/40 - 09/01/43; valued at $77,290,638)	0.07		12/04/13	75,000,000
150,000	ING Financial Markets LLC, (dated 11/29/13; proceeds $150,001,125; fully collateralized by various U.S. Government Agencies, 1.65% - 5.53% due 02/01/25 - 06/01/46; valued at $154,500,122)	0.09		12/02/13	150,000,000
62,000	Merrill Lynch Pierce Fenner & Smith, (dated 08/12/13; proceeds $62,018,600; fully collateralized by a U.S. Government Agency, Zero Coupon due 04/02/14; valued at $63,200,000) (Demand 12/06/13)	0.09	(a)	12/10/13	62,000,000
105,000	Merrill Lynch Pierce Fenner & Smith, (dated 11/27/13; proceeds $105,003,354; fully collateralized by various Common Stocks and Preferred Stocks; valued at $110,250,097)	0.23		12/02/13	105,000,000
300,000	Mizuho Securities USA, Inc., (dated 11/29/13; proceeds $300,002,500; fully collateralized by various U.S. Government Obligations, 1.50% - 4.88% due 07/31/16 - 08/15/16; valued at $306,274,296)	0.10		12/02/13	300,000,000
38,000	Mizuho Securities USA, Inc., (dated 11/29/13; proceeds $38,000,855; fully collateralized by various Common Stocks; valued at $39,900,013)	0.27		12/02/13	38,000,000
285,000	RBC Capital Markets LLC, (dated 10/01/13; proceeds $285,130,388; fully collateralized by various U.S. Government Agencies, 1.35% - 5.50% due 01/01/17 - 09/01/44; valued at $293,649,727) (Demand 12/06/13)	0.09	(a)	04/02/14	285,000,000
405,000	RBS Securities, Inc., (dated 11/29/13; proceeds $405,003,038; fully collateralized by various U.S. Government Agencies, Zero Coupon due 12/09/13 - 10/20/14; valued at $413,100,916)	0.09		12/02/13	405,000,000
35,000	RBS Securities, Inc., (dated 11/29/13; proceeds $35,001,050; fully collateralized by various Corporate Bonds, 3.95% - 5.63% due 09/21/15 - 08/24/20, and various U.S. Government Agencies, Zero Coupon - 5.48% due 01/15/14 - 04/12/35; valued at 36,575,387)	0.36		12/02/13	35,000,000
25,000	Wells Fargo Securities LLC, (dated 11/29/13; proceeds $25,000,188; fully collateralized by various U.S. Government Agencies, 1.50% due 10/23/19 - 11/08/19; valued at $25,481,006)	0.09		12/02/13	25,000,000
52,000	Wells Fargo Securities LLC, (dated 10/25/13; proceeds $52,054,311; fully collateralized by various Corporate Bonds, 0.50% - 12.50% due 12/09/13 - 11/15/67 (b); valued at $54,817,584)	0.40		01/27/14	52,000,000
	Total Repurchase Agreements (Cost $2,817,170,000)				2,817,170,000
	Commercial Paper (25.2%)
	Automobiles (2.2%)
12,000	Toyota Credit Canada, Inc.	0.23		04/11/14	11,989,880

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ November 30, 2013 (unaudited) continued

21,000	Toyota Financial Services de Puerto Rico, Inc.	0.23%	04/03/14	20,983,363
156,300	Toyota Motor Credit Corp.	0.23 - 0.27	01/02/14 - 01/16/14	156,256,331
				189,229,574
	International Banks (23.0%)
86,750	Bank of Nova Scotia	0.23	05/19/14	86,657,828
40,700	Caisse Des Depots Et (c)	0.20	12/17/13	40,696,156
172,200	Caisse Des Depots Et	0.22	01/10/14	172,157,835
318,800	DBS Bank Ltd. (c)	0.17 - 0.20	12/03/13 - 12/17/13	318,780,267
123,000	Erste Abwicklungsanstalt	0.19 - 0.20	01/17/14 - 01/21/14	122,966,191
104,700	Mizuho Funding LLC (c)	0.23	01/15/14	104,669,899
285,000	NRW Bank	0.09	12/03/13 - 12/04/13	284,997,425
161,600	Oversea Chinese Banking Corporation	0.18 - 0.21	01/03/14 - 01/06/14	161,568,856
40,000	Skandin Ens Banken AB (c)	0.31	12/03/13	39,999,000
167,500	Sumitomo Mitsui Banking Corp.	0.22	12/10/13	167,489,764
96,500	Swedbank AB	0.26	12/17/13 - 12/19/13	96,487,107
394,500	United Overseas Bank Ltd. (c)	0.20 - 0.27	01/06/14 - 03/24/14	394,321,406
				1,990,791,734
	Total Commercial Paper (Cost $2,180,021,308)			2,180,021,308
	Certificates of Deposit (11.6%)
	International Banks
116,500	BNP Paribas	0.32	05/01/14	116,500,000
183,500	Credit Industriel et Commercial	0.22	12/10/13	183,500,000
65,500	Credit Suisse NY	0.24	01/17/14	65,500,000
97,500	Mizuho Bank Ltd.	0.22	01/03/14	97,500,000
77,000	Oversea Chinese Banking Corporation	0.23	05/08/14 - 05/09/14	77,000,000
236,000	Sumitomo Mitsui Banking Corp.	0.10 - 0.26	12/06/13 - 05/09/14	236,000,000
50,000	Swedbank AB	0.09	12/03/13	50,000,000
171,900	Toronto Dominion Bank	0.17	12/18/13	171,900,000
5,000	Wells Fargo Bank NA	0.22	02/10/14	5,000,399
	Total Certificates of Deposit (Cost $1,002,900,399)			1,002,900,399

		COUPON RATE (a)	DEMAND DATE (d)
	Floating Rate Notes (11.3%)
	International Banks
69,000	ASB Finance Ltd. (c)	0.27%	01/03/14	01/03/14	69,000,000
34,100	BNZ International Funding Ltd.	0.28	12/06/13	12/06/13	34,100,000
34,600	BNZ International Funding Ltd. (c)	0.28	12/09/13	12/09/13	34,600,000
140,000	Credit Suisse NY	0.27	12/23/13	03/24/14	140,000,000
88,500	DBS Bank Ltd. (c)	0.26	12/27/13 - 12/30/13	09/26/14 - 09/30/14	88,493,862
78,700	HSBC Bank PLC	0.24	01/10/14	04/10/14	78,700,000
360,250	Rabobank Nederland NY	0.26 - 0.32	12/24/13 - 03/24/14	03/24/14 - 12/23/14	360,250,000
170,100	Westpac Banking Corp.	0.29	03/17/14	12/15/14	170,100,000
	Total Floating Rate Notes (Cost $975,243,862)				975,243,862
	Extendible Floating Rate Notes (9.4%)
	Domestic Banks (5.1%)
220,000	JP Morgan Chase Bank NA (Extendible Maturity Date 12/07/14)	0.34	12/09/13	03/07/19	220,000,000

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ November 30, 2013 (unaudited) continued

227,250	Wells Fargo Bank NA (Extendible Maturity Date 12/15/2014 - 12/19/2014)	0.30 - 0.31	12/16/13 - 12/20/13	03/20/19 - 07/15/19	227,250,000
					447,250,000
	International Banks (4.3%)
92,000	Bank of Nova Scotia (Extendible Maturity Date 11/28/14)	0.30	01/30/14	01/31/19	92,000,000
149,000	Royal Bank of Canada (Extendible Maturity Date 12/01/14)	0.30	01/02/14	04/01/19	148,991,412
130,000	Svenska Handelsbanken AB (c) (Extendible Maturity Date 05/15/14)	0.28	12/16/13	05/13/16	130,000,000
					370,991,412
	Total Extendible Floating Rate Notes (Cost $818,241,412)				818,241,412

		ANNUALIZED YIELD ON DATE OF PURCHASE
	Time Deposits (6.9%)
	International Banks
145,000	DNB Bank ASA Cayman Islands	0.05%	12/02/13	145,000,000
75,000	Lloyds Bank PLC	0.06	12/02/13	75,000,000
380,000	Svenska Enskilda AB	0.06	12/02/13	380,000,000
	Total Time Deposits (Cost $600,000,000)			600,000,000

		COUPON RATE (a)	DEMAND DATE (d)
	Tax-Exempt Instruments (2.7%)
	Weekly Variable Rate Bonds
22,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2009 C-2	0.03%	12/06/13	04/01/46	22,000,000
24,740	Eastern Municipal Water District, CA, Water & Sewer Ser 2008 A COPs	0.04	12/06/13	07/01/30	24,740,000
9,575	Fremont, CA, Ser 2008 COPs	0.04	12/06/13	08/01/38	9,575,000
10,000	Indiana Finance Authority, Parkview Health System Ser 2009 B	0.05	12/06/13	11/01/39	10,000,000
40,800	Los Angeles Department of Water & Power, CA, Water System 2001 Ser B Subser B-1	0.03	12/06/13	07/01/35	40,800,000
18,700	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E	0.05	12/06/13	10/01/48	18,700,000
11,700	Nassau County Interim Finance Authority, NY, Sales Tax Ser 2008 A	0.05	12/06/13	11/15/25	11,700,000
	New York State Housing Finance Agency,
15,000	10 Barclay Street 2004 Ser A	0.05	12/06/13	11/15/37	15,000,000
20,000	Gotham West Housing Ser 2011 B (Taxable)	0.15	12/06/13	05/01/45	20,000,000
27,400	NGSP, Inc., Ser 2006	0.15	12/06/13	06/01/46	27,400,000
8,400	Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2004-82C (AMT)	0.06	12/06/13	10/01/34	8,400,000
10,000	Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A	0.03	12/06/13	10/01/38	10,000,000
12,425	Wyoming Student Loan Corporation, Student Loan Senior Ser 2010 A-2	0.05	12/06/13	04/01/39	12,425,000
	Total Weekly Variable Rate Bonds (Cost $230,740,000)				230,740,000
	Total Investments (Cost $8,624,316,981) (e)	99.6%			8,624,316,981
	Other Assets in Excess of Liabilities	0.4			38,507,603
	Net Assets	100.0%			$8,662,824,584

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ November 30, 2013 (unaudited) continued

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
(a)	Rate shown is the rate in effect at November 30, 2013.
(b)	Perpetual – One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of November 30, 2013.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Date of next interest rate reset.
(e)	Cost is the same for federal income tax purposes.

Morgan Stanley Liquid Asset Fund Inc.

Notes to Portfolio of Investments ¡ November 30, 2013 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$2,817,170,000	$—	$2,817,170,000
Commercial Paper	—	2,180,021,308	—	2,180,021,308
Certificates of Deposit	—	1,002,900,399	—	1,002,900,399
Floating Rate Notes	—	975,243,862	—	975,243,862
Extendible Floating Rate Notes	—	818,241,412	—	818,241,412
Time Deposits	—	600,000,000	—	600,000,000
Tax-Exempt Instruments
Weekly Variable Rate Bonds	—	230,740,000	—	230,740,000
Total Assets	$—	$8,624,316,981	$—	$8,624,316,981

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of November 30, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

January 21, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

January 21, 2014